Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
15. Commitments and Contingencies
The contractual obligations schedule set forth below summarizes our contractual obligations as of December 31, 2019:

	2020	2021	2022	2023	2024	2025	Thereafter	Total
	(in thousands)
Marine Export Terminal capital contributions	17,100	7,400	—	—	—	—	—	24,500
Secured term loan facilities and revolving credit facilities	66,534	66,534	259,053	193,078	9,150	54,387	—	648,736
2017 Bonds	—	100,000	—	—	—	—	—	100,000
2018 Bonds	—	—	—	71,697	—	—	—	71,697
Office operating leases **	1,534	1,534	249	—	—	—	—	3,317
Navigator Aurora Facility*	—	—	—	—	—	—	68,206	68,206

Total contractual obligations	$85,168	$175,468	$259,302	$264,775	$9,150	$54,387	$68,206	$916,456

*
The Navigator Aurora Facility is a loan facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 9 (Variable Interest Entities) to our consolidated financial statements.

**
The Company occupies office space in London with a lease that commenced in January 2017 for a period of 10 years with a mutual break option in January 2022, which is the fifth anniversary from the lease commencement date. This break option is recognized in the table above but has not been included as part of the right-of-use
asset and lease liability associated with the lease. Please read Note 21 (Operating Lease Liabilities) to our consolidated financial statements. The gross rent per year is approximately $1.1 million.

The Company entered into a lease for office space in New York that commenced June 1, 2017 and expires on May 31, 2022. The annual gross rent under this lease is approximately $0.4 million, subject to certain adjustments.
The lease term for our representative office in Gdynia, Poland is for a period of five years commencing from April 2017. The gross rent per year is approximately $60,000.
The weighted average remaining contractual lease term for the above three office leases on December 31, 2019 was 2.2 years.